Related party transactions - Details of transactions with related party (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense		$ 2,300	$ 4,500	$ 5,300
Other expense		8,308	209	236
Right-of-use assets, net		4,273	4,308	7,072	$ 3,598
Lease liabilities		4,753	4,672	7,577	$ 4,675
Payments		1,546	2,072	3,459
Interest expenses		$ 278	372	204
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	4.60%	4.60%				4.60%
4.6% Senior notes with related party		$ 34,800
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Payments		0	9,655	0
Interest expenses		1,617	1,682	1,762
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		1,573	2,314	2,565
Other expense		6	6	2
Accounts payable and accrued expenses		1,571	1,958
Other receivables		6	3
Right-of-use assets, net		1,682	2,238
Lease liabilities		1,797	2,335
Payments		694	1,076	1,384
Interest expenses		$ 94	243	$ 111
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%
4.6% Senior notes with related party		$ 34,846	34,014
Accrued interest on 4.6% Senior Notes with related party		$ 2,562	$ 936